Balance Sheet Components	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
3 - Balance Sheet Components
Certain balance sheet components are as follows:
Prepaid expenses and other current assets consist of:

	As of
(in millions)	March 31, 2026	March 31, 2025
Research and development tax credit receivables	$120	$103
Prepayments	169	107
Other receivables	69	46
Total prepaid expenses and other current assets	$358	$256
Accrued compensation and benefits consist of:

	As of
(in millions)	March 31, 2026	March 31, 2025
Accrued bonus, commissions, and cash awards	$26	$24
Accrued vacation and sabbatical	114	99
Accrued salaries and fringe benefits	7	12
Employee Stock Purchase Plan liability	7	5
Total accrued compensation and benefits	$154	$140
Other current liabilities consist of:

	As of
(in millions)	March 31, 2026	March 31, 2025
Employee related payroll taxes and payables (1)	$119	$200
Accrued expenses and fees	145	99
Electronic design automation liabilities	78	47
Trade payables (including payables to related parties of $20 and $11 as of March 31, 2026 and 2025, respectively)	80	63
Customer deposits	—	7
Finance lease liabilities	25	10
Total other current liabilities	$447	$426
(1)    Employee related payroll taxes and payables are primarily related to vested RSUs during the three months ended March 31, 2026 and 2025, respectively, which will be or were, as applicable, paid in the subsequent quarter.
Other non-current liabilities consist of:

	As of
(in millions)	March 31, 2026	March 31, 2025
Electronic design automation liabilities	$97	$40
Other non-current liabilities	64	39
Total other non-current liabilities	$161	$79